Share-Based Compensation - Summary of RSU activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2020 USD ($) $ / shares
Number of RSUs
Granted (in shares) | shares					8,295,240
Vested | shares				(567,636)
Forfeited (in shares) | shares				(2,761,724)
Weighted average grand date fair value
Granted					$ 6.2519
Vested			$ 6.9225
Forfeited			6.4514
Weighted-average period for recognition of share-based compensation expense relating to unvested options	3 years 11 months 8 days	3 years 11 months 8 days
2018 Plan | RSU
Number of RSUs
Outstanding at beginning of the year (in shares) | shares	41,375,068	41,375,068		8,295,240
Granted (in shares) | shares	11,133,740	11,133,740		36,409,188
Vested | shares	(4,950,492)	(4,950,492)
Forfeited (in shares) | shares	(3,737,860)	(3,737,860)
Outstanding at end of the year (in shares) | shares	43,820,456	43,820,456		41,375,068	8,295,240
Weighted average grand date fair value
Outstanding at beginning of the year		$ 6.6855	6.2519
Granted		16.6133	6.7698
Vested			5.2263
Forfeited		8.4385
Outstanding at end of the year		9.1088	6.6855		$ 6.2519
Weighted average grant date fair value of RSUs granted		$ 9.1088	$ 6.6855		$ 6.2519	$ 9.1088
Total fair value of RSUs vested during the period	¥ 178,855	$ 27,411		¥ 27,073
Unrecognized share-based compensation expenses	¥ 1,516,338					$ 232,389
Weighted-average period for recognition of share-based compensation expense relating to unvested options	2 years 7 months 20 days	2 years 7 months 20 days